RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual)	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Due from Related Parties	$ 40,913	$ 41,445	$ 40,913	$ 44,986		$ 41,445	$ 38,554	$ 41,480
Accrued interest receivable	1,148	$ 392	$ 1,177			1,148	756
Convertible Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.00%	1.00%
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 85,947	CAD 95,000
Stock Issued During Period, Shares, Issued for Services | shares				331,443	331,443
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	11,815	$ 8,812	$ 11,815	$ 0		8,812	878	7,025
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	28,081	2,694	28,081	4,220		2,694	2,970	1,490
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		3,284		5,930		3,284	856	9,752
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	2,671	$ 116	2,671	$ 0		$ 116	$ 346	$ 0
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 5,054		$ 5,054